Goodwill - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, projected period	5 years
Growth rate used to extrapolate cash flow projections, initial period	2 years
Energy
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	0.00%	2.00%
Growth rate used to extrapolate cash flow projections, direct costs	5.00%	3.20%
Energy | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
Energy | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	200.00%
Dropet
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Growth rate used to extrapolate cash flow projections, direct costs	5.00%	3.20%
Dropet | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
Dropet | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	200.00%
I.L.S. Brokers Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Growth rate used to extrapolate cash flow projections, direct costs	5.00%	3.20%
I.L.S. Brokers Limited | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
I.L.S. Brokers Limited | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	200.00%
Volatility Performance Fund S.A.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Growth rate used to extrapolate cash flow projections, direct costs	5.00%	3.20%
Volatility Performance Fund S.A. | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
Volatility Performance Fund S.A. | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	200.00%
Agriculture
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	0.00%	2.00%
Growth rate used to extrapolate cash flow projections, direct costs	5.00%	3.20%
Agriculture | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
Agriculture | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	200.00%
Marex Spectron Europe Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	0.00%	2.00%
Growth rate used to extrapolate cash flow projections, direct costs	5.00%	3.20%
Marex Spectron Europe Limited | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
Marex Spectron Europe Limited | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	200.00%
CSC Commodities UK Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Growth rate used to extrapolate cash flow projections, direct costs	5.00%	3.20%
CSC Commodities UK Limited | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
CSC Commodities UK Limited | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	200.00%
Rosenthal Collins Group
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Growth rate used to extrapolate cash flow projections, direct costs	5.00%	3.20%
Rosenthal Collins Group | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
Rosenthal Collins Group | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	200.00%
Volcap Trading Partners Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Growth rate used to extrapolate cash flow projections, direct costs	5.00%	3.20%
Volcap Trading Partners Limited | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
Volcap Trading Partners Limited | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	200.00%
X-Change Financial Access LLC
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Growth rate used to extrapolate cash flow projections, direct costs	5.00%	3.20%
X-Change Financial Access LLC | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
X-Change Financial Access LLC | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	200.00%
Recycled Metals
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Growth rate used to extrapolate cash flow projections, direct costs	5.00%	3.20%
Recycled Metals | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
Recycled Metals | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	200.00%
ProTrader
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Growth rate used to extrapolate cash flow projections, direct costs	5.00%	3.20%
ProTrader | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
ProTrader | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	200.00%
Arfinco S.A.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Growth rate used to extrapolate cash flow projections, direct costs	5.00%	3.20%
Arfinco S.A. | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
Arfinco S.A. | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	200.00%
OTCex
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Growth rate used to extrapolate cash flow projections, direct costs	5.00%	2.20%
OTCex | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
OTCex | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	200.00%
Cowen's Prime Services and Outsourced Trading Business
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Growth rate used to extrapolate cash flow projections, direct costs	5.00%	1.10%
Cowen's Prime Services and Outsourced Trading Business | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
Cowen's Prime Services and Outsourced Trading Business | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	200.00%
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 176,500,000	$ 163,600,000
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	252,100,000	239,200,000	$ 220,400,000
Goodwill | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(75,600,000)	(64,900,000)
Goodwill | Energy
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	86,300,000	83,700,000
Goodwill | Energy | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill			$ (53,900,000)
Goodwill | Dropet
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,800,000	0
Goodwill | Dropet | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		0
Goodwill | I.L.S. Brokers Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	3,100,000	0
Goodwill | I.L.S. Brokers Limited | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		0
Goodwill | Volatility Performance Fund S.A.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	0
Goodwill | Volatility Performance Fund S.A. | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0	(10,700,000)
Goodwill | Agriculture
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	11,400,000	11,400,000
Goodwill | Marex Spectron Europe Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	2,000,000.0	2,000,000.0
Goodwill | CSC Commodities UK Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	20,600,000	20,600,000
Goodwill | Rosenthal Collins Group
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	10,500,000	10,500,000
Goodwill | Volcap Trading Partners Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	7,800,000	7,800,000
Goodwill | X-Change Financial Access LLC
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	6,100,000	6,100,000
Goodwill | Recycled Metals
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	4,600,000	4,600,000
Goodwill | ProTrader
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	3,300,000	3,300,000
Goodwill | Arfinco S.A.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	500,000	500,000
Goodwill | OTCex
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	13,000,000.0	12,500,000
Goodwill | Cowen's Prime Services and Outsourced Trading Business
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	5,500,000	600,000
Pinnacle | Goodwill | Energy
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 2,500,000
Volatility Performance Fund S.A. | Goodwill | Volatility Performance Fund S.A.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		6,400,000
Volatility Performance Fund S.A. | Goodwill | Volatility Performance Fund S.A. | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		17,100,000
Volatility Performance Fund S.A. | Goodwill | Volatility Performance Fund S.A. | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		$ (10,700,000)